SEGMENT INFORMATION - based on geographic location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 42,650	$ 23,557	$ 80,303	$ 37,051	$ 93,194	$ 65,796
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,372	23,294	76,164	36,556	91,432	64,156
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,278	$ 263	$ 4,139	$ 495	$ 1,762	$ 1,640